CASH FLOW FROM OPERATING ACTIVITIES AND NON-CASH ITEMS (Details Textual) - Kibali Jersey Limited [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Finance Lease Liabilities	$ 4.1	$ 4.7	$ 1.2
Movement in Finance Lease Assets	29.7	6.6	4.3
Changes in Rehabilitation Provision Estimates	2.1	5.2	0.0
Dividends payable	$ 0.0	$ 8.0	$ 0.0